Leases - Summary of Supplemental Information Related to Operating Lease (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Supplemental Information Related To Operating Leases [Abstract]
Operating Lease, Right-of-Use Asset	¥ 2,245,571	$ 352,379	¥ 1,503,222
Operating lease liabilities, current	969,494	152,135	594,787
Operating lease liabilities, non-current	1,244,096	195,226	871,685
Total operating lease liabilities	¥ 2,213,590	$ 347,361	¥ 1,466,472
Weighted average remaining lease term	2 years 9 months 14 days	2 years 9 months 14 days	2 years 10 months 6 days
Weighted average discount rate	6.80%	6.80%	6.40%